Related Party Transactions (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Allowance for doubtful accounts, beginning balance	$ 470,648
Allowance for doubtful accounts, ending balance	601,975	$ 470,648
Related Parties [Member]
Related Party Transaction [Line Items]
Allowance for doubtful accounts, beginning balance		135,946
Increase	624,312
Decrease		(128,631)
Effects of foreign exchange rate		(7,315)
Allowance for doubtful accounts, ending balance	$ 624,312